Derivative Financial Instruments - Summary of Information About Hedging Ineffectiveness by Risk Category (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value hedges
Disclosure of detailed information about hedges [line items]
Changes in FV of hedging instruments to calculate hedge ineffectiveness	£ (299)	£ (360)
Change in value used for calculating hedge ineffectiveness	365	414
Hedge ineffectiveness recognised in income statement	66	54
Fair value hedges | Interest Rate Risks
Disclosure of detailed information about hedges [line items]
Changes in FV of hedging instruments to calculate hedge ineffectiveness	(358)	(264)
Change in value used for calculating hedge ineffectiveness	385	284
Hedge ineffectiveness recognised in income statement	27	20
Fair value hedges | Interest Rate And Foreign Currency Risk
Disclosure of detailed information about hedges [line items]
Changes in FV of hedging instruments to calculate hedge ineffectiveness	59	(96)
Change in value used for calculating hedge ineffectiveness	(20)	130
Hedge ineffectiveness recognised in income statement	39	34
Cash flow hedges
Disclosure of detailed information about hedges [line items]
Changes in FV of hedging instruments to calculate hedge ineffectiveness	925	(903)
Change in value used for calculating hedge ineffectiveness	(972)	857
Hedge ineffectiveness recognised in income statement	(46)	(46)
Changes in value of hedging instrument recognised in OCI	(971)	857
Amount reclassified from cash flow hedging reserve to income statement	£ 808	(1,012)
Cash flow hedges | Interest Rate Risks
Disclosure of detailed information about hedges [line items]
Income statement line item affected by the reclassification	Net interest income
Changes in FV of hedging instruments to calculate hedge ineffectiveness	£ 185	34
Hedge ineffectiveness recognised in income statement	6	1
Changes in value of hedging instrument recognised in OCI	(179)	(33)
Amount reclassified from cash flow hedging reserve to income statement	£ 33	13
Cash flow hedges | Interest Rate And Foreign Currency Risk
Disclosure of detailed information about hedges [line items]
Income statement line item affected by the reclassification	Net interest income/other operating income
Changes in FV of hedging instruments to calculate hedge ineffectiveness	£ 782	(604)
Hedge ineffectiveness recognised in income statement	(48)	(43)
Changes in value of hedging instrument recognised in OCI	(830)	561
Amount reclassified from cash flow hedging reserve to income statement	£ 773	(709)
Cash flow hedges | Currency Risk
Disclosure of detailed information about hedges [line items]
Income statement line item affected by the reclassification	Net interest income/other operating income
Changes in FV of hedging instruments to calculate hedge ineffectiveness	£ (42)	(333)
Hedge ineffectiveness recognised in income statement	(4)	(4)
Changes in value of hedging instrument recognised in OCI	38	329
Amount reclassified from cash flow hedging reserve to income statement	£ 2	(316)
Cash flow hedges | Equity Risks
Disclosure of detailed information about hedges [line items]
Income statement line item affected by the reclassification	Operating expenses
Changes in FV of hedging instruments to calculate hedge ineffectiveness	£ 0	0
Hedge ineffectiveness recognised in income statement	0	0
Changes in value of hedging instrument recognised in OCI	0	0
Amount reclassified from cash flow hedging reserve to income statement	£ 0	£ 0